CONVERTIBLE PREFERRED STOCK	6 Months Ended
Jun. 30, 2021
Disclosure Convertible Preferred Stock [Abstract]
CONVERTIBLE PREFERRED STOCK

NOTE 10 – CONVERTIBLE PREFERRED STOCK

In December 2015, the Company authorized 50,000,000 shares of Series A Preferred Stock, with a $0.0001 par value and no liquidation value. The Series A Preferred has an 8% dividend paid quarterly, and is convertible into one share of common stock. The Series A Preferred is senior to the common stock as to dividends, and any liquidation, dissolution or winding up of the Company. The Series A Preferred also has certain voting and registration rights.

In January 2016, the Company issued 1,562,500 shares of the Series A Preferred Stock. On March 14, 2018, all those shares were sold to MAAB, a non-affiliate of CPSM, Inc. Cumulative undeclared Series A Preferred dividends were $32,500 at June 30, 2021 and $27,500 at December 31, 2020.

On May 4, 2018, the Board of Directors of Astro Aerospace Ltd. authorized 10,000 shares of the Series B Convertible Preferred Stock, par value $0.001 per share. The Preferred shares are entitled to a dividend, when declared by the Board of Directors, votes with all other classes of stock as a single class of stock on all actions to be voted on by the stockholders of the Company, and each share of Preferred Stock is convertible into 89 shares of common stock and a five year warrant to purchase 89 shares of common stock at an exercise price of $11.25 per share. On May 8, 2018, the Company issued all of the 10,000 authorized Series B Preferred shares in the acquisition of certain assets from Confida Aerospace Ltd.

In January 2021, Confida assigned 9,500 shares of the Preferred Stock to two investors and on January 26, 2021, the two investors converted 9,500 shares of the Series B Preferred into 844,233 shares of the Company’s common stock. There are 500 shares of the Series B Convertible Preferred Stock outstanding at June 30, 2021.

Upon any liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of the shares of the Series B Preferred Stock shall share pro rata with the holders of the common stock, on an as if converted basis.